Summary of Significant Accounting Policies (Details) - Schedule of intangible assets and its estimated useful lives	6 Months Ended
Sep. 30, 2021
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets and its estimated useful lives [Line Items]
Intangible assets estimated useful lives	5 years